Nature of Operations and Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Business acquisition, description	The Company’s approximately 1,700 granted and pending additive technology patents to date have been used to create models, prototypes, manufacturing tools, and production parts for a multitude of industries including aerospace, automotive, transportation, healthcare, consumer products, dental, medical, and education.
Accounts receivable, net of allowance for credit losses	$ 517	$ 870
Severance pay liabilities	3,200	4,100
Deposit in insurance policies and pension funds	3,200	3,100
Severance expenses	$ 3,400	9,100	$ 4,000
Annual taxable, percentage	50.00%
Annual compensation, percentage	4.00%
401(k) Plan contributions	$ 4,000	4,100	4,200
Advertising costs	$ 4,500	6,300	$ 16,200
Income tax, percentage	25.00%
Maximum additional tax rate on distribution of dividends	10.00%
Settlement percentage	50.00%
Right of use assets	$ 27,400	$ 27,900
Remaining economic life of the underlying asset	75.00%
Fair value of the underlying asset	90.00%
Short term lease recognition, term	12 months
Leases description	The Company is a party to several lease agreements for its facilities, the latest of which has been extended until September 2026.